Average Annual Total Returns - Investor A, C and Institutional - BlackRock Strategic Income Opportunities Portfolio	Apr. 30, 2021
Bloomberg Barclays U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.58%
5 Years	4.87%
10 Years	4.16%
Investor A Shares
Average Annual Return:
1 Year	2.63%
5 Years	3.38%
10 Years	3.12%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	1.52%
5 Years	2.20%
10 Years	1.89%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.55%
5 Years	2.06%
10 Years	1.85%
Investor C Shares
Average Annual Return:
1 Year	5.14%
5 Years	3.47%
10 Years	2.94%
Institutional Shares
Average Annual Return:
1 Year	7.21%
5 Years	4.53%
10 Years	3.83%